Schedule of related parties transactions (Details)		12 Months Ended
		Dec. 31, 2024 USD ($)		Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)		Dec. 31, 2024 SGD ($)
Related Party Transaction [Line Items]
Trade receivable - related parties		$ 363,060			$ 4,210,862		$ 496,012
Campaign Complete Solutions Pte Ltd [Member]
Related Party Transaction [Line Items]
Sales to related party	[1]	26,320		$ 35,958	56,105
Trade receivable - related parties		21,765			373		29,735
Other payable - related party	[2]	(31,438)					(42,950)
Advance billing - related parties		(17,791)			(32,815)		(24,306)
Weishen Industrial Services Pte Ltd [Member]
Related Party Transaction [Line Items]
Sales to related party	[3]	353,596		483,083	425,981
Trade receivable - related parties		84,521			32,621		115,472
Advance billing - related parties		(61,765)			(50,809)		(84,383)
WIS Holdings Pte Ltd [Member]
Related Party Transaction [Line Items]
Sales to related party			[4]		78,356	[4]
Trade receivable - related parties					546,892
Other payable - related party	[2]	(284,687)			(388,939)		(388,939)
Poo Chong Hee [Member]
Related Party Transaction [Line Items]
Other payable - related party	[2]	$ (73,196)					$ (100,000)

[1]	Sales comprise sales of robots of S$8,278 (2023: S$875) and software revenue of S$27,680 (2023: S$55,230).
[2]	The Company borrows money from the related parties for operation purposes. The loans carry interest of 10% per annum, are unsecured and are repayable in March 2025.
[3]	Sales comprise sales of robots of S$67,994 (2023: S$145,688) and software revenue of S$415,089 (2023: S$280,293).
[4]	Sales comprise sales of robots of S$nil (2023: S$356) and software revenue of S$nil (2023: S$78,000).